Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for CEO(1) (b)	Compensation Actually Paid to CEO(2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(1) (d)	Average Compensation Actually Paid to Non-CEO NEOs(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	GAAP Net Income(5) (in thousands) (h)	Company Selected Measure: Adjusted Net Revenue(6) (in thousands) (i)	Supplemental Measure: Adjusted Compensation Ratio(7) (i)
2025	$15,133,200	$16,582,198	$4,049,188	$4,481,221	$144.73	$160.38	$982,489	$3,524,626	48.30%
2024	12,127,194	16,614,540	4,016,953	4,797,138	127.62	151.73	1,173,247	3,528,398	47.90
2023	10,124,255	10,074,194	2,596,256	1,893,475	98.02	114.60	764,610	3,371,949	49.00

Company Selected Measure Name	Adjusted Net Revenue
Named Executive Officers, Footnote	Reflects compensation amounts reported in the SCT for Mr. Bernstein, who served as our CEO for the respective years shown. Reflects average compensation amounts reported in the SCT for the following non-CEO NEOs for the fiscal years noted below:
•2025: Messrs. Simeone, Erzan, Sprules, Manley and Ms. Marks
•2024: Ms. Marks and Messrs. Erzan, Hogbin, Sprules and Siemers
•2023: Messrs. Siemers, Sprules, Erzan, Manley and Ms. Burke

Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P U.S. BMI Asset Management & Custody Banks Index, for the periods ending on December 31, 2025, 2024, and 2023, respectively, based on an initial fixed investment of $100 in such Index on December 31, 2022. For 2025, represents the 3-year TSR (2023-2025); for 2024, represents the two-year TSR (2023-2024); for 2023, represents the one-year TSR (2023).
PEO Total Compensation Amount	$ 15,133,200	$ 12,127,194	$ 10,124,255
PEO Actually Paid Compensation Amount	$ 16,582,198	16,614,540	10,074,194
Adjustment To PEO Compensation, Footnote	Dollar amounts reflect CAP for our CEO and average CAP for our non-CEO NEOs for each of the 2023 through 2025 fiscal years. In determining the CAP to our NEOs, we are required by SEC rules to include various adjustments to amounts that have been reported in the SCT for 2025 and in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. In particular, these adjustments include the deduction of grant date fair values of equity awards as reported in the SCT and the addition of equity award fair values measured at each fiscal year-end and upon vesting, as well as changes in fair value of outstanding unvested and vested awards from prior years, and the deduction of changes in actuarial present value of accumulated pension benefits. Deductions from the SCT are shown in Tables A and B below. Adjustments made to arrive at the CAP are shown in tables C and D below. The pension service cost and prior service cost were zero for each fiscal year. These amounts do not reflect the year-end executive pay decisions made by the Compensation Committee as detailed in the SCT. For information regarding the decisions made by the Compensation Committee in regard to our NEOs’ compensation for each fiscal year, see the "Compensation Committee; Process for Determining Executive Compensation" section of AB's Form 10-K filings for the fiscal years covered in the table above, including the section in this Proxy Statement.
With respect to the equity award fair value adjustments reflected in tables C and D below, the valuation assumptions used are consistent with those used in AllianceBernstein's and Equitable's audited financial statements in accordance with FASB ASC Topic 718, updated as of each applicable measurement date. The following summarizes the valuation methodology by award type:
•Restricted stock ("RSUs") values represent fair values for restricted AB Holding Units and restricted EQH shares, calculated using the price per AB Holding Unit and EQH share as of each measurement date.
•Performance share ("PS") values represent estimate values for EQH TSR and EQH EPS performance share awards during the performance period, calculated using Monte Carlo valuations, and actual values for EQH TSR and EQH EPS performance share awards at the end of the performance period using final performance factors, as of each measurement date. For further information, see "Grants of Plan-Based Awards" of Item 11 on AB's Form 10-K for year ended December 31, 2022, 2023, 2024, and 2025.
•Option values ("Options") represent the fair values of EQH stock options, calculated using the Black-Scholes option pricing model as of each measurement date. No additional EQH option awards have been granted to Mr. Bernstein since 2020. For further information, see "Summary Compensation Table" of Item 11 on AB's Form 10-K for year ended December 31, 2020.

CEO SCT Total to CAP Reconciliation - Deductions - Table A

					Deductions from SCT Total
Year	Salary (included in SCT Total and CAP)	Bonus (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Pension (deduct change in pension values reported in the "Pension" column of the SCT from SCT Total)	Equity (deduct stock and option award values reported in the "Stock Awards" column of the SCT from SCT Total)
2025	$500,000	$6,925,000	$133,130	$15,133,200	$—	$7,575,070
2024	500,000	5,425,000	127,148	12,127,194	—	6,075,046
2023	500,000	4,515,000	114,201	10,124,255	—	4,995,054

CEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2025	PS	545,989	(52,795)	200,583	—	693,777
2025	RSUs	6,519,207	210,109	662,842	938,133	8,330,291
	Total	$7,065,196	$157,314	$863,424	$938,133	$9,024,068
2024	PS	985,629	1,218,110	8,364	—	2,212,103
2024	RSUs	5,772,975	953,530	792,738	831,047	8,350,289
	Total	$6,758,604	$2,171,639	$801,102	$831,047	$10,562,392
2023	PS	531,448	90,921	71,496	—	693,865
2023	RSUs	4,576,365	(406,309)	(696,478)	735,407	4,208,985
2023	Options	—	—	42,142	—	42,142
	Total	$5,107,813	$(315,388)	$(582,840)	$735,407	$4,944,993

Non-PEO NEO Average Total Compensation Amount	$ 4,049,188	4,016,953	2,596,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,481,221	4,797,138	1,893,475
Adjustment to Non-PEO NEO Compensation Footnote
(2)Dollar amounts reflect CAP for our CEO and average CAP for our non-CEO NEOs for each of the 2023 through 2025 fiscal years. In determining the CAP to our NEOs, we are required by SEC rules to include various adjustments to amounts that have been reported in the SCT for 2025 and in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. In particular, these adjustments include the deduction of grant date fair values of equity awards as reported in the SCT and the addition of equity award fair values measured at each fiscal year-end and upon vesting, as well as changes in fair value of outstanding unvested and vested awards from prior years, and the deduction of changes in actuarial present value of accumulated pension benefits. Deductions from the SCT are shown in Tables A and B below. Adjustments made to arrive at the CAP are shown in tables C and D below. The pension service cost and prior service cost were zero for each fiscal year. These amounts do not reflect the year-end executive pay decisions made by the Compensation Committee as detailed in the SCT. For information regarding the decisions made by the Compensation Committee in regard to our NEOs’ compensation for each fiscal year, see the "Compensation Committee; Process for Determining Executive Compensation" section of AB's Form 10-K filings for the fiscal years covered in the table above, including the section in this Proxy Statement.
With respect to the equity award fair value adjustments reflected in tables C and D below, the valuation assumptions used are consistent with those used in AllianceBernstein's and Equitable's audited financial statements in accordance with FASB ASC Topic 718, updated as of each applicable measurement date. The following summarizes the valuation methodology by award type:
•Restricted stock ("RSUs") values represent fair values for restricted AB Holding Units and restricted EQH shares, calculated using the price per AB Holding Unit and EQH share as of each measurement date.
•Performance share ("PS") values represent estimate values for EQH TSR and EQH EPS performance share awards during the performance period, calculated using Monte Carlo valuations, and actual values for EQH TSR and EQH EPS performance share awards at the end of the performance period using final performance factors, as of each measurement date. For further information, see "Grants of Plan-Based Awards" of Item 11 on AB's Form 10-K for year ended December 31, 2022, 2023, 2024, and 2025.
•Option values ("Options") represent the fair values of EQH stock options, calculated using the Black-Scholes option pricing model as of each measurement date. No additional EQH option awards have been granted to Mr. Bernstein since 2020. For further information, see "Summary Compensation Table" of Item 11 on AB's Form 10-K for year ended December 31, 2020.

Average Non-CEO NEOs SCT Total to CAP Reconciliation – Deductions – Table B

					Deductions from SCT Total
Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Pension (deduct change in pension values reported in the "Pension" column of the SCT from SCT Total)	Equity (deduct stock and option award values reported in the "Stock Awards" column of the SCT from SCT Total)
2025	$361,539	$1,549,000	$27,630	$4,049,188	$—	$2,111,019
2024	376,616	1,981,935	23,205	4,016,953	24,786	1,610,410
2023	334,769	1,271,170	18,941	2,596,256	5,190	966,185

Average Non-CEO NEOs Equity Component of CAP - Table D

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2025	PS	10,926	(969)	4,020	—	13,976
2025	RSUs	2,065,429	47,883	114,026	301,738	2,529,077
	Total	$2,076,354	$46,915	$118,046	$301,738	$2,543,053
2024	PS	19,718	26,094	197	—	46,009
2024	RSUs	1,641,394	218,877	258,480	250,624	2,369,374
	Total	$1,661,112	$244,971	$258,677	$250,624	$2,415,382
2023	PS	12,808	(10,905)	—	—	1,903
2023	RSUs	948,788	(777,606)	(79,391)	174,901	266,691
	Total	$961,595	$(788,511)	$(79,391)	$174,901	$268,594

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure
Adjusted Net Revenue
Adjusted Employee Compensation & Benefits Expense
Adjusted Operating Margin
Adjusted EPU
Total Shareholder Return

Total Shareholder Return Amount	$ 144.73	127.62	98.02
Peer Group Total Shareholder Return Amount	160.38	151.73	114.60
Net Income (Loss)	$ 982,489,000	$ 1,173,247,000	$ 764,610,000
Company Selected Measure Amount	3,524,626,000	3,528,398,000	3,371,949,000
PEO Name	Mr. Bernstein
Additional 402(v) Disclosure	Represents the cumulative Total Shareholder Return (“TSR”) of AllianceBernstein for the periods ending on December 31, 2025, 2024, and 2023, respectively, based on an initial fixed investment of $100 in AB Holding Units on December 31, 2022. For 2025, represents the 3-year TSR (2023-2025); for 2024, represents the two-year TSR (2023-2024); and for 2023, represents the one-year TSR (2023).Reflects Net Income Attributable to AB Unitholders in the Company’s Consolidated Statements of Income. For 2023-2025, see page 76 of AB's Form 10-K for year ended December 31, 2025.
PEO Salary	$ 500,000	$ 500,000	$ 500,000
PEO Bonus	6,925,000	5,425,000	4,515,000
PEO Other Compensation	133,130	127,148	114,201
Non-PEO NEO Salary	361,539	376,616	334,769
Non-PEO NEO Bonus and Non-Bonus Equity Incentive Compensation	1,549,000	1,981,935	1,271,170
Non-PEO NEO Other Compensation	$ 27,630	$ 23,205	$ 18,941
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Non-GAAP Measure Description	AllianceBernstein's Company-Selected Measure is Adjusted Net Revenue. For a reconciliation with GAAP for 2023-2025, see page 41 of AB's Form 10-K for the year ended December 31, 2025.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	0.4830	0.4790	0.4900
Name	Adjusted Compensation Ratio
Non-GAAP Measure Description	AllianceBernstein's Supplemental Measure is the Adjusted Compensation Ratio. For an explanation of Adjusted Compensation Ratio, see "Employee Compensation and Benefits" and "Overview of 2025 Incentive Compensation Program" on pages 49 and 142 of AB's Form 10-K for the year ended December 31, 2025.
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,575,070)	(6,075,046)	(4,995,054)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,024,068	10,562,392	4,944,993
Adjustment to Compensation Amount, Preferred Shares	693,777	2,212,103	693,865
Adjustment to Compensation Amount, Restricted Stock	8,330,291	8,350,289	4,208,985
Adjustment to Compensation Amount, Options			42,142
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,065,196	6,758,604	5,107,813
Adjustment to Compensation Amount, Preferred Shares	545,989	985,629	531,448
Adjustment to Compensation Amount, Restricted Stock	6,519,207	5,772,975	4,576,365
Adjustment to Compensation Amount, Options			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,424	801,102	(582,840)
Adjustment to Compensation Amount, Preferred Shares	200,583	8,364	71,496
Adjustment to Compensation Amount, Restricted Stock	662,842	792,738	(696,478)
Adjustment to Compensation Amount, Options			42,142
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,314	2,171,639	(315,388)
Adjustment to Compensation Amount, Preferred Shares	(52,795)	1,218,110	90,921
Adjustment to Compensation Amount, Restricted Stock	210,109	953,530	(406,309)
Adjustment to Compensation Amount, Options			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	938,133	831,047	735,407
Adjustment to Compensation Amount, Preferred Shares	0	0	0
Adjustment to Compensation Amount, Restricted Stock	$ 938,133	831,047	735,407
Adjustment to Compensation Amount, Options			0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Employee Compensation & Benefits Expense
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPU
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(24,786)	(5,190)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,111,019)	(1,610,410)	(966,185)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,543,053	2,415,382	268,594
Adjustment to Compensation Amount, Preferred Shares	13,976	46,009	1,903
Adjustment to Compensation Amount, Restricted Stock	2,529,077	2,369,374	266,691
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,354	1,661,112	961,595
Adjustment to Compensation Amount, Preferred Shares	10,926	19,718	12,808
Adjustment to Compensation Amount, Restricted Stock	2,065,429	1,641,394	948,788
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,046	258,677	(79,391)
Adjustment to Compensation Amount, Preferred Shares	4,020	197	0
Adjustment to Compensation Amount, Restricted Stock	114,026	258,480	(79,391)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,915	244,971	(788,511)
Adjustment to Compensation Amount, Preferred Shares	(969)	26,094	(10,905)
Adjustment to Compensation Amount, Restricted Stock	47,883	218,877	(777,606)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,738	250,624	174,901
Adjustment to Compensation Amount, Preferred Shares	0	0	0
Adjustment to Compensation Amount, Restricted Stock	$ 301,738	$ 250,624	$ 174,901